CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Cash dividends declared (in dollars per share)	$ 0.84	$ 0.80	$ 0.72
Repurchase of shares of common stock (in shares)	814,910	708,956	1,204,688
Issuance of shares of common stock (in shares)	40,350	17,317	71,799
Share based compensation, common stock (in shares)	128,018	103,429	92,275
Share based compensation withholding obligation, common stock (in shares)	36,222	39,633	57,468